As filed with the Securities and Exchange Commission on April 30, 2001 File No.
                              333-96461/811-09813

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

     Pre-Effective Amendment No.                                       [ ]
     Post-Effective Amendment No. 2                                    [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

     Amendment No. 3                                                   [X]

                                 UMB SCOUT FUNDS
               (Exact name of Registrant as specified in Charter)

                1010 Grand Boulevard, Kansas City, Missouri 64106
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (816) 860-7000

                            Lawrence A. Knecht, Esq.
                                 UMB Bank, n.a.
                1010 Grand Boulevard, Kansas City, Missouri 64106
                     (Name and Address of Agent for Service)

                            Please send copies of all
                               communications to:
                             Michael P. O'Hare, Esq.
                       Stradley Ronon Stevens & Young, LLP
                              2600 Commerce Square
                           Philadelphia, PA 19103-7098


Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
                immediately upon filing pursuant to paragraph (b).
   --------
                on (date), pursuant to paragraph (b).
   --------
                60 days after filing pursuant to paragraph (a)(1).
   --------
                on (date) pursuant to paragraph (a)(1).
   --------
      X         75 days after filing pursuant to paragraph (a)(2).
   --------
                on (date) pursuant to paragraph (a)(2) of Rule 485.
   --------

If appropriate, check the following box:
                This post-effective amendment designates a new effective
   --------     date for a previously filed post-effective amendment.

                       Registration Statement on Form N-1A
                                       for
                   UMB Scout Funds, a Delaware business trust

                                TABLE OF CONTENTS
                                -----------------

Cover Page
Part A consisting of:
         1) Supplement dated [July 2], 2001 to the joint Prospectus dated October 31, 2000 for the mutual funds within the UMB Scout family (the "UMB Scout Joint Prospectus"), with such supplement relating to the UMB Scout Small Cap Fund series (the "Small Cap Fund") of UMB Scout Funds, a Delaware business trust (the "Trust").
         2) Supplement dated [July 2], 2001 to the UMB Scout Joint Prospectus, with such supplement relating to the UMB Scout Energy Fund series of the Trust (the "Energy Fund").
         3) Incorporation by reference of the UMB Scout Joint Prospectus. Part B consisting of:
         1) Supplement dated [July 2], 2001 to the joint Statement of Additional Information dated October 31, 2000 for the mutual funds within the UMB Scout family (the "UMB Scout Joint SAI"), with such supplement relating to the Small Cap Fund, the Energy Fund, the UMB Scout Technology Fund and the UMB Scout Equity Index Fund.
         2)       Incorporation by reference of the UMB Scout Joint SAI.
Part C
Exhibits

                         SUPPLEMENT DATED [JULY 2], 2001
         TO THE JOINT UMB SCOUT FUNDS PROSPECTUS DATED OCTOBER 31, 2000


On May 30, 2001, shareholders of UMB Scout Capital Preservation Fund, Inc. approved changes in the Fund's investment policies to reflect a new investment focus toward investment in energy company securities. Shareholders also approved the reorganization of the Fund such that it is now called the "UMB Scout Energy Fund."

All references in the joint UMB Scout Funds prospectus to UMB Scout Capital Preservation Fund, Inc. are hereby replaced with UMB Scout Energy Fund. The following description of the investment policies of the UMB Scout Energy Fund, as approved by shareholders, replaces the investment information in the prospectus relating to UMB Scout Capital Preservation Fund, Inc.



                              UMB SCOUT ENERGY FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is to achieve long-term growth of capital.

INVESTMENT POLICIES: The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies principally engaged in energy-related businesses. These businesses include the conventional areas of oil, gas, electricity, and coal, as well as newer sources of energy such as nuclear, geothermal, oil shale, and solar power. The types of energy-related companies in which the Fund may invest include, but are not limited to, integrated international and domestic oil companies, energy research companies, exploration companies, production companies, service companies, distribution companies, companies involved in the manufacturing and distribution of alternative forms of energy sources, and companies engaged in energy conservation and pollution control.

The Fund's equity investments are made up primarily of common stocks, and may also include preferred stocks and securities that may be converted into or exchanged for common stocks. Up to 50% of the Fund's total assets may be invested in foreign companies. The Fund will maintain a diversified portfolio of investments, but may be more volatile than a fund that invests across many industry sectors.

The Fund's adviser selects stocks based upon its perception of their above-average potential for long-term growth of capital. The Fund has the flexibility to pursue its objective through any type of domestic or foreign security, listed or over the counter, without restriction as to market capitalization. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving its investments.

PRINCIPAL RISKS:

Market Risks. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Fund is normally invested in equity securities, the value of the Fund may go down. Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor.

Concentration Risks. The Fund will be highly concentrated in companies engaged in energy-related businesses. Therefore, it may be particularly sensitive to changes in the general stock market and other economic conditions or developments affecting the energy industry. Securities of energy companies may experience greater price volatility than securities of other companies as a result of the volatility of the prices for certain raw materials and the instability of supplies for certain materials. In addition, certain energy-related commodities are subject to limited pricing flexibility because of supply and demand factors. The Fund is therefore likely to be much more volatile than a fund that is exposed to a greater variety of industries, especially over the short term.

International Risks. International investing by the Fund poses additional risks such as currency fluctuations. If a security owned by the Fund is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in U.S. dollars. International markets, especially in developing countries, are subject to political instability and are not always as liquid as in the U.S., sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as U.S. companies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the Fund's shareholders.

Fixed Income Risks. Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tend to go down. As a result, the value of the Fund's fixed income investments may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. The amount of dividends paid by the Fund will vary depending on the amount of income it earns on its investments. It is possible an issuer of a debt security owned by the Fund could default on interest and/or principal payments that are payable to the Fund.

                         SUPPLEMENT DATED [JULY 2], 2001
         TO THE JOINT UMB SCOUT FUNDS PROSPECTUS DATED OCTOBER 31, 2000

On May 30, 2001, shareholders of UMB Scout Regional Fund, Inc. approved changes in the Fund's investment objective and policies to expand the Fund's focus from an eight-state regional small cap fund to a 50-state small cap fund. Shareholders also approved the reorganization of the Fund such that it is now called the "UMB Scout Small Cap Fund."

All references in the joint UMB Scout Funds prospectus to UMB Scout Regional Fund, Inc. are hereby replaced with UMB Scout Small Cap Fund. The following description of the investment objective and polices of the UMB Scout Small Cap Fund, as approved by shareholders, replaces the investment information in the prospectus relating to UMB Scout Regional Fund, Inc.



                            UMB SCOUT SMALL CAP FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is to achieve long-term growth of capital.

INVESTMENT POLICIES: The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in equity securities (mostly common stocks) of smaller companies located anywhere in the United States. Smaller companies are those with a market capitalization (share price multiplied by the number of shares outstanding) of $1.5 billion or less at time of purchase.

The Fund's adviser normally invests the Fund's assets in a diversified portfolio of equity securities (common stocks, preferred stocks, or securities convertible or exchangeable into common stocks) that are selected based upon the adviser's perception of their above average potential for long-term growth of capital. While trying to maximize the growth potential of the Fund's portfolio of investments, the adviser also seeks to obtain securities for the Fund that are selling at a reasonable valuation in view of their expected growth rate.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

PRINCIPAL RISKS:

MARKET RISKS. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Fund is normally invested in equity securities, the value of the Fund may go down. Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor.

Small Company Risks. The Fund invests primarily in small company stocks. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. While the Fund cannot eliminate these risks, the Fund's adviser tries to minimize risk by diversifying investments across different companies and economic sectors. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than the adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by generally investing in stocks that are readily bought and sold.

[The joint Prospectus dated October 31, 2000 for the mutual funds within the UMB Scout family, which joint Prospectus was filed electronically via the EDGAR system on October 30, 2000, as Part A of a post-effective amendment to Registrant's Registration Statement on Form N-1A, is incorporated herein by reference.]

                                 UMB SCOUT FUNDS

                     Supplement dated [July 2], 2001 to the
        Joint Statement of Additional Information dated October 31, 2000 for the UMB Scout Funds family

On May 30, 2001, shareholders of UMB Scout Capital Preservation Fund, Inc. and UMB Scout Regional Fund, Inc. approved proposals that modified the Funds' investment policies and authorized the reorganization of each Fund into separate series of UMB Scout Funds, a Delaware business trust (the "Trust"). The investment policy changes and the reorganizations were effective on [July 1, 2001]. As a result of such changes, the joint Statement of Additional Information for the UMB Scout Funds (the "SAI") is hereby amended as follows:

I. UMB Scout Capital Preservation Fund, Inc. has been reorganized into the UMB Scout Energy Fund series of the Trust. UMB Scout Regional Fund, Inc. has similarly been reorganized into the UMB Scout Small Cap Fund series of the Trust. Accordingly, all references in the SAI to the prior Fund names are amended to reflect the new names.

II. In the section of the SAI entitled "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS," the description of UMB Scout Regional Fund, Inc. is replaced with the following:

                            UMB SCOUT SMALL CAP FUND

The Fund's investment objective is long-term growth of capital. The investment objective is a matter of fundamental policy, which means that it may not be changed without the approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). The following investment policies, as well as those investment policies outlined in the Fund's prospectus, may be changed by the Fund's Board without the approval of Fund shareholders. If the Board seeks to change the Fund's policy of focusing its investments in small cap companies, it will provide shareholders with at least 60 days advance written notice of the proposed change.

The Fund normally pursues its objective by investing, under normal circumstances, at least 80% of its assets (including any borrowings obtained for investment purposes) in a diversified portfolio of equity securities issued by companies that, at the time of the investment, have a market capitalization of $1.5 billion or less. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. The Fund may invest in companies either located in or having a substantial portion of their business in the United States.

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund is also authorized to purchase fixed income securities such as corporate bonds rated A or better by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P(R)"), in U.S. government issues such as treasury bills, treasury notes and treasury bonds, or in short-term money market instruments such as commercial paper, bankers' acceptances and certificates of deposit.

III. In the section entitled "INVESTMENT RESTRICTIONS," the restrictions previously applicable to UMB Scout Regional Fund, Inc. that are now applicable to the UMB Scout Small Cap Fund are amended such that the following restrictions are deemed matters of non-fundamental policy, which means that they may be changed by the Board without shareholder approval.

1. Diversification. This restriction may only be modified by the Fund's Board
   ---------------
without shareholder approval, to the extent that the Fund would continue to be classified as a diversified Fund under the 1940 Act. The Fund may not purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase: (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets; or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuers.

2.  Investing for Control:  The Fund may not invest in companies for the purpose
    ---------------------
of exercising control of management.


3. Investment  Companies:  The Fund may not purchase shares of other  investment
   ---------------------
companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation.

4. Unseasoned Issuers:  The Fund may not invest in the aggregate more than 5% of
   ------------------
the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations.

5. Affiliate Dealings: The Fund may not enter into dealings with its officers or
   ------------------
directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time.

6. Affiliate-Owned  Companies: The Fund may not purchase or retain securities of
   --------------------------
any company in which any Fund officers or directors, or Fund manager or any of its partners, officers or directors beneficially own more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company.

7. Unlimited Liability  Securities:  The Fund may not invest in securities which
   -------------------------------
are assessable or involve unlimited liability.


8.  Adviser  Affiliates:  The Fund may not  invest in  securities  issued by UMB
    -------------------
Financial Corporation or affiliate banks of UMB Financial Corporation.

IV. In the section of the SAI entitled "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS," the description of the UMB Scout Capital Preservation Fund, Inc. is replaced with the following:

UMB SCOUT ENERGY FUND

The Fund's investment objective is long-term growth of capital. The investment objective is a matter of fundamental policy, which means that it may not be changed without the approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). The following investment policies, as well as those investment policies outlined in the Fund's prospectus, may be changed by the Fund's Board without the approval of Fund shareholders.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (including any borrowings obtained for investment purposes) in a diversified portfolio of equity securities issued by companies principally engaged in energy-related businesses. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights or warrants. If the Board seeks to change the Fund's policy of focusing its investments in energy-related companies, it will provide shareholders with at least 60 days advance written notice of the proposed change.

The Fund has the flexibility to pursue its objective through any type of domestic or foreign security, listed or over-the-counter, without restriction as to market capitalization. Additionally, under normal circumstances, the Fund will not invest more than 25% or more of its total assets in a single industry.

When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality money market securities, the Fund may invest up to 100% of its assets in those types of investments. Investments in money market securities shall include government securities, government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's or A-2 or higher by S&P. The Fund may also invest in the following fixed income securities.

1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks or the Federal National Mortgage Association.

3. Securities issued by corporations or other business organizations.

The Fund's investments in fixed income securities issued by corporations or other business organizations will be classified, at the time of purchase, as investment grade securities, which means that they will be rated Baa or higher by Moody's or BBB or higher by S&P. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's advisor, at least equivalent to a Baa rating by Moody's or a BBB rating by S&P. Although securities rated Baa by Moody's and BBB by S&P are considered to be investment grade, they have speculative characteristics. Such securities carry a lower degree of risk than lower rated securities. Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by S&P may continue to be held by the Fund until such time as they can be disposed of in a reasonably practical manner.

V. The information relating to UMB Scout Capital Preservation Fund, Inc, and UMB Scout Regional Fund, Inc. contained in the first paragraph of the section of the SAI entitled "GENERAL INFORMATION AND HISTORY," is hereby deleted and the first sentence of the fifth paragraph in that section is superceded by the following:

UMB Scout Funds (the "Trust"), which consists of four separate series, was organized as a business trust in Delaware on January 27, 2000. The UMB Scout Equity Index Fund series and the UMB Scout Technology Fund series were created as of January 27, 2000. The UMB Scout Energy Fund series was created on January 24, 2001 to become the successor to UMB Scout Capital Preservation Fund, Inc., and UMB Scout Capital Preservation Fund, Inc. was subsequently reorganized into the Energy Fund on [July 1, 2001]. The UMB Scout Small Cap Fund series was created on January 24, 2001 to become the successor to UMB Scout Regional Fund, Inc., and UMB Scout Regional Fund, Inc. was subsequently reorganized into the Small Cap Fund on [July 1, 2001].

VI. The Registrant's unaudited financial statements for the six month period ending December 31, 2000, which are contained in the Semi-Annual Report to Shareholders of the same date, are incorporated herein by reference.

[The joint Statement of Additional Information dated October 31, 2000 for the mutual funds within the UMB Scout Funds family, which joint SAI was filed electronically via the EDGAR system on October 31, 2000, as Part B of a post-effective amendment to Registrant's Registration Statement on Form N-1A is incorporated herein by reference.]

                              UMB SCOUT FUNDS GROUP

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)  Articles of Incorporation

     (1)  UMB Scout Stock Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (F) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

     (2)  UMB Scout WorldWide Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on January 7, 1993 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (B) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999 previously filed with PEA #16 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

     (3)  UMB Scout Money Market Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on June 23, 1982 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (B) Articles Supplementary of the Registrant as filed in Maryland on July 23, 1982 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (C) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on February 11, 1991 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (E) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (F) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

     (4)  UMB Scout Tax-Free Money Market Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (D) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

     (5)  UMB Scout Balanced Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 13, 1995 previously filed with PEA #8 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 previously filed with PEA #8 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

     (6)  UMB Scout Bond Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (B) Articles of Revival of the Registrant filed in Maryland on January 12, 1987 previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996 previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

     (7)  UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on October 16, 1997 previously filed with PEA #2 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

          (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #2 to Registration Statement on Form N1-A on 9/2/1999 and incorporated herein by reference.

     (8)  UMB Scout Funds (a Delaware business trust)

          (A) Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000, previously filed with Registrant's Initial Registration Statement on Form N-1A on February 9, 2000 and incorporated herein by reference.

          (B) Certificate of Trust dated January 26, 2000, and filed and effective in Delaware on January 27, 2000 previously filed with Registrant's Initial Registration Statement on Form N-1A on February 9, 2000 and incorporated herein by reference.

          (C) Officer's Certificate evidencing the establishment and designation of the UMB Scout Technology Fund series and the UMB Scout Equity Index Fund series effective January 27, 2000 is filed herewith as Exhibit No. EX-99.a.8.C.

          (D) Officer's Certificate evidencing the establishment and designation of the UMB Scout Energy Fund series and the UMB Scout Small Cap Fund series effective January 24, 2001 is filed herewith as Exhibit No. EX-99.a.8.D.

(b)  By-Laws

     (1) UMB Scout Stock Fund, Inc. By-laws previously filed with PEA #32 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

     (2) UMB Scout WorldWide Fund, Inc. By-laws previously filed with PEA #15 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

     (3)  UMB Scout Money Market Fund, Inc.  By-laws  previously  filed with PEA
          #33  to  Registration   Statement  on  Form  filed  on  8/30/1999  and
          incorporated herein by reference.

     (4) UMB Scout Tax-Free Money Market Fund, Inc. By-laws previously filed with PEA #33 to Registration Statement on Form filed on 8/30/1999 and incorporated herein by reference.

     (5) UMB Scout Balanced Fund, Inc. By-laws previously filed with PEA #8 to Registration Statement on Form on 8/30/1999 and incorporated herein by reference.

     (6) UMB Scout Bond Fund, Inc. By-laws previously filed with PEA #27 to Registration Statement on Form on 8/30/1999 and incorporated herein by reference.

     (7) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. By-laws filed with PEA #33 to Registration Statement on Form previously filed on 8/30/1999 and incorporated herein by reference.

     (8) UMB Scout Funds By-Laws filed with Registrant's Initial Registration Statement on Form N-1A previously filed on 2/9/2000 and incorporated herein by reference.

(c)  Instrument Defining Rights of Security Holders

     Not Applicable

(d)  Investment Advisory Contracts

     (1) (A) Management Agreement between UMB Bank, n.a. and UMB Scout Stock Fund, Inc. on behalf of the UMB Scout Stock Fund series dated January 1, 1996 previously filed with PEA #32 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (B) Management Agreement between UMB Bank, n.a. and UMB Scout Stock Fund, Inc. on behalf of the UMB Scout Stock Select Fund series previously filed with PEA #32 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

     (2) (A) Management Agreement between UMB Bank, n.a. and UMB Scout WorldWide Fund, Inc. on behalf of the UMB Scout WorldWide Fund series dated January 1, 1996 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

          (B) Management Agreement between UMB Bank, n.a. and UMB Scout Worldwide Fund, Inc., on behalf of the UMB Scout WorldWide Fund series previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/1999 and incorporated herein by reference.

     (3) Management Agreement between UMB Bank, n.a. and UMB Scout Money Market Fund, Inc. dated January 1, 1996 previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (4) Management Agreement between UMB Bank, n.a. and UMB Scout Tax-Free Money Market Fund, Inc. dated January 1, 1996 previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (5) Management Agreement between UMB Bank, n.a. and UMB Scout Balanced Fund, Inc. dated December 6, 1995 previously filed with PEA #9 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (6) Management Agreement between UMB Bank, n.a. and UMB Scout Bond Fund, Inc. dated January 1, 1996 previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (7) Management Agreement between UMB Bank, n.a. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. dated February 23, 1997 previously filed with PEA #3 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (8) (A) Form of Management Agreement between UMB Bank, n.a. and UMB Scout Funds, on behalf of the UMB Scout Technology Fund, is herein previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

          (B) Form of Management Agreement between UMB Bank, n.a. and UMB Scout Funds, on behalf of the UMB Scout Equity Index Fund, previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

          (C) Form of Sub-Advisory Agreement between UMB Bank, n.a. and Northern Trust Quantitative Advisors, Inc. on behalf of the UMB Scout Equity Index Fund is previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

          (D) Form of Management Agreement between Scout Investment Advisers, Inc. and UMB Scout Funds, on behalf of the UMB Scout Energy Fund and the UMB Scout Small Cap Fund, is filed herewith as Exhibit No. EX-99.d.8.D.

(e)  Underwriting Contracts

     (1) (A) Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Stock Fund, Inc., on behalf of the UMB Scout Stock Fund series, dated September 30, 1993 previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

          (B) Form of Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Stock Fund, Inc. on behalf of the UMB Scout Stock Fund series, previously filed with PEA #32 to Registration Statement on Form N1-A on 3/21999 and incorporated herein by reference.

     (2) (A) Underwriting Agreement between Jones & Babson, Inc. and UMB Scout WorldWide Fund, Inc., on behalf of the UMB Scout WorldWide Fund, series dated September 30, 1993 previously filed with PEA #16 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

          (B) Form of Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Worldwide Fund, Inc., on behalf of the UMB Scout Worldwide Select Fund, series previously filed with PEA #14 to Registration Statement on Form N1-A on 3/21999 and incorporated herein by reference.

     (3) Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Money Market Fund, Inc. dated [September 30, 1933] previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (4) Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Tax-Free Money Market Fund, Inc. dated September 30, 1993 previously filed with PEA #34 to the Registration Statement on Form N-1A on 10/30/2000 and incorporated herein by reference.

     (5) Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Balanced Fund, Inc. dated December 6, 1995 previously filed with PEA #9 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (6) Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Bond Fund, Inc. dated September 30, 1993 previously filed with PEA #32 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (7) Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. dated February 23, 1998 previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (8) Form of Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Funds previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

     (9) Form of Distribution Agreement between UMB Scout Funds, on behalf of its series, UMB Scout Energy Fund and UMB Scout Small Cap Fund, and Sunstone Distribution Services, LLC, is filed herewith as Exhibit No. EX-99.e.9.

(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g) (1) Custodian Agreement between: Registrants and UMB Bank, n.a. dated October 30, 1995 previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

     (2) Form of Custody Agreement between UMB Scout Funds and UMB Bank, n.a. previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 is herein incorporated herein by reference.

     (3) Form of Custody, Recordkeeping and Administrative Services Agreement by and between UMB Bank, n.a., Sunstone Financial Group, Inc. and Scout Investment Advisers, Inc., relating to UMB Scout Energy Fund and UMB Scout Small Cap Fund series of UMB Scout Funds is filed herewith as Exhibit No. EX-99.g.3.

(h)  Other Material Contracts:

     (1)  Transfer Agency Agreements.

          (A) Transfer Agency Agreement between Jones & Babson, Inc. and UMB Scout Stock Fund, Inc. dated January 1, 1996 previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

          (B) Transfer Agency Agreement between Jones & Babson, Inc. and UMB Scout WorldWide Fund, Inc. dated January 1, 1996 previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

          (C) Transfer Agency Agreement between Jones & Babson, Inc. and UMB Scout Money Market Fund, Inc. dated January 1, 1996 previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

          (D) Transfer Agency Agreement between Jones & Babson, Inc. and UMB Scout Tax-Free Money Market Fund, Inc. dated January 1, 1996 previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

          (E) Transfer Agency Agreement between Jones & Babson, Inc. and UMB Scout Balanced Fund, Inc. dated December 6, 1995 previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

          (F) Transfer Agency Agreement between Jones & Babson, Inc. and UMB Scout Bond Fund, Inc. dated January 1, 1996 previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

          (G) Transfer Agency Agreement between Jones & Babson, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. dated February 23, 1998 previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

          (H) Form of Transfer Agency Agreement between, UMB Scout Funds, UMB Bank, n.a. and Jones & Babson, Inc. previously filed with the Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

          (I) Form of Transfer Agency Agreement between Scout Investment Advisers, Inc., relating to UMB Scout Energy Fund and UMB Scout Small Cap Fund series of UMB Scout Funds, and Sunstone Financial Group, Inc. is filed herewith as Exhibit No. EX-99.h.1.I.

     2.   Form of Inbound Call Management and Fulfillment Services Agreement.

          (A) Form of Inbound Call Management and Fulfillment Services Agreement between Scout Investment Advisers, Inc. relating to UMB Scout Energy Fund and UMB Scout Small Cap Fund series of UMB Scout Funds, and Sunstone Distribution Services, LLC is filed herewith as Exhibit No. EX-99.h.2.A.

     3.   Form of Administration and Fund Accounting Agreement.

          (A) Form of Administration and Fund Accounting Agreement between Scout Investment Advisers, Inc., relating to UMB Scout Energy Fund and UMB Scout Small Cap Fund series of UMB Scout Funds, and Sunstone Financial Group, Inc., is filed herewith as Exhibit No. EX-99.h.3.A.

(i) Opinion and Consent of Counsel as to the legality of the securities issued by UMB Scout Funds is filed herewith as Exhibit No. EX-99.i

(j)  Other Opinions

     (1)  Consent of Independent Auditors for:

          (A) UMB Scout Stock Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.A.

          (B) UMB Scout WorldWide Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.B.

          (C) UMB Scout Money Market Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.C.

          (D) UMB Scout Tax-Free Money Market Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.D.

          (E) UMB Scout Balanced Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.E.

          (F) UMB Scout Bond Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.F.

          (G) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.G.

          (H) UMB Scout Capital Preservation Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.H.

          (I) UMB Scout Regional Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.I.

          (J)  UMB Scout Funds is filed herewith as Exhibit No. EX-99.j.1.J.

     (2)  Power of Attorney:

          (A) UMB Scout Stock Fund, Inc. Power of Attorney previously filed with PEA #34 to Registration Statement on Form N-1A on 10/20/2000 and incorporated herein by reference.

          (B) UMB Scout WorldWide Fund, Inc. Power of Attorney previously filed with PEA #17 to Registration Statement on Form N-1A on 10/20/2000 and incorporated herein by reference.

          (C) UMB Scout Money Market Fund, Inc. Power of Attorney previously filed with PEA #34 to Registration Statement on Form N-1A on 10/20/2000 and incorporated herein by reference.

          (D) UMB Scout Tax-Free Money Market Fund, Inc. Power of Attorney previously filed with PEA #34 to Registration Statement on Form N-1A on 10/20/2000 and incorporated herein by reference.

          (E) UMB Scout Balanced Fund, Inc. Power of Attorney previously filed with PEA #9 to Registration Statement on Form N-1A on 10/20/2000 and incorporated herein by reference.

          (F) UMB Scout Bond Fund, Inc. Power of Attorney previously filed with PEA #33 to Registration Statement on Form N-1A on 10/20/2000 and incorporated herein by reference.

          (G) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. Power of Attorney previously filed with PEA #3 to Registration Statement on Form N-1A on 10/20/2000 and incorporated herein by reference.

          (H)  UMB  Scout  Funds  Power  of  Attorney   previously   filed  with
               Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     Not Applicable.

(m)  Rule 12b-1 Plan

     Not Applicable.

(n)  Rule 18f-3 Plan

     Not Applicable.

(o)  Code of Ethics

     (1) Code of Ethics of the Investment Adviser, UMB Bank, n.a., previously filed with Pre-Effective Amendment #1 to UMB Scout Funds' Registration Statement on Form N-1A on 4/21/2000 and incorporated herein by reference.

     (2) Code of Ethics of the underwriter, Jones & Babson, Inc. previously filed with Pre-Effective Amendment #1 to UMB Scout Funds' Registration Statement on Form N-1A on 4/21/2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.



ITEM 25. INDEMNIFICATION:

For all  Registrants  except UMB Scout  Funds,  under the terms of the  Maryland
General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

     (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

     (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

For the UMB Scout Funds, under the terms of the Delaware Business Trust Act (the "Delaware Act") and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Agreement and Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant's Agreement and Declaration of Trust, Section 3817 of the Delaware Act permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment adviser or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer. Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person's conduct was unlawful. The By-laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the

Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Registrant.

No indemnification shall be made under the provisions of the By-laws:

     (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-laws :

     (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not "interested persons" of the Trust (as defined in the 1940 Act); or

     (b) A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person's capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Agreement and Declaration of Trust.



ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

The principal business of UMB Bank, n.a. is the provision of banking and investment management services to individuals and businesses. The principal business of Scout Investment Advisers, Inc., which is a wholly-owned subsidiary of UMB Bank, n.a., is the provision of investment advisory and management services for the mutual funds within the UMB Scout Funds family.

ITEM 27. PRINCIPAL UNDERWRITER:

(a) Jones & Babson, Inc., the principal underwriter for the Registrants, also acts as principal underwriter for the:

                  UMB Scout Stock Fund, Inc.
                  UMB Scout Stock Fund
                  UMB Scout Stock Select Fund
                  UMB Scout WorldWide Fund, Inc.
                  UMB Scout WorldWide Fund
                  UMB Scout WorldWide Select Fund
                  UMB Scout Balanced Fund, Inc.
                  UMB Scout Bond Fund, Inc.
                  UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
                  UMB Scout Money Market Fund, Inc.
                  UMB Scout Tax-Free Money Market Fund, Inc.
                  UMB Scout Funds
                  UMB Scout Technology Fund
                  UMB Scout Equity Index Fund
                  UMB Scout Energy Fund
                  UMB Scout Small Cap Fund
                  David L.  Babson Growth Fund, Inc.
                  Babson Enterprise Fund, Inc.
                  Babson Enterprise Fund II, Inc.
                  D.L. Babson Money Market Fund, Inc.
                  D.L. Babson Tax-Free Income Fund, Inc.
                  D.L. Babson Bond Trust
                  Babson Value Fund, Inc.
                  Shadow Stock Fund, Inc.
                  Babson-Stewart Ivory International Fund, Inc.
                  Buffalo Balanced Fund, Inc.
                  Buffalo Equity Fund, Inc.
                  Buffalo USA Global Fund, Inc.
                  Buffalo High Yield Fund, Inc.
                  Buffalo Small Cap Fund, Inc.
                  Investors Mark Series Fund, Inc.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of the underwriters named in answer to
     Item 20 of Part B:


              Name and Principal          Position and Offices               Positions and
               Business Address             with Underwriter                 Offices with
               ----------------             ----------------                   Registrant
                                                                               ----------
Stephen S. Soden                          Chairman and Director              Director/Trustee
700 Karnes Blvd.
Kansas City, MO 64108-3306

Giorgio Balzer                            Director                           None
700 Karnes Blvd.
Kansas City, MO  64108-3306

Robert T. Rakich                          Director                           None
700 Karnes Blvd.
Kansas City, MO  64108-3306

Edward S. Ritter                          Director                           None
700 Karnes Blvd.
Kansas City, MO  64108-3306

Robert N. Sawyer                          Director                           None
700 Karnes Blvd.
Kansas City, MO  64108-3306

Vernon W. Voorhees                        Director                           None
700 Karnes Blvd.
Kansas City, MO  64108-3306

P. Bradley Adams                          Vice President & Treasurer         Vice President & Treasurer
700 Karnes Blvd.
Kansas City, MO  64108-3306

Martin A. Cramer                          Legal and Regulatory Affairs,      Vice President & Secretary
700 Karnes Blvd.                          Vice Pres. & Secretary
Kansas City, MO  64108-3306

                                       28

              Name and Principal          Position and Offices               Positions and
               Business Address             with Underwriter                 Offices with
               ----------------             ----------------                   Registrant
                                                                               ----------

Constance E. Martin                       Asst. Vice President               Asst. Vice President
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306

(c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrants pursuant to the principal underwriting agreement.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS: Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306 or UMB Bank, n.a., 1010 Grand Blvd., Kansas City, Missouri 64141.



ITEM 29. MANAGEMENT SERVICES: There are no management related service contracts not discussed in Part A or Part B.



ITEM 30. UNDERTAKINGS: Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, on the 25th day of April, 2001.


                                    UMB Scout Funds

                                    By /s/ Stephen S. Soden
                                    ---------------------------------------
                                    Stephen S. Soden, Chairman and President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.


Signature                         Title                                      Date
---------                         -----                                      ----
/s/ Stephen S. Soden              President, Principal Executive             April 25, 2001
Stephen S. Soden                  Officer and Trustee

/s/ Eric T. Jager                 Trustee                                    April 25, 2001
Eric T. Jager*

/s/ William E. Hoffman            Trustee                                    April 25, 2001
William E. Hoffman*

/s/ Stephen F. Rose               Trustee                                    April 25, 2001
Stephen F. Rose*

/s/ Stewart Wien                  Trustee                                    April 25, 2001
Stewart Wien*

/s/ P. Bradley Adams              Vice President and Principal               April 25, 2001
P. Bradley Adams                  Financial and Accounting Officer


*By:  /s/ Stephen S. Soden
Attorney-in-Fact
(Pursuant to Power of Attorney)

                               EXHIBIT INDEX



Exhibit                                                         Exhibit No.
-------                                                         -----------

Officer's Certificate evidencing the establishment              EX-99.a.8.C
and designation of UMB Scout Technology Fund and UMB Scout Equity Index Fund series

Officer's Certificate evidencing the establishment              EX-99.a.8.D
and  designation  of UMB Scout Energy Fund and UMB
Scout Small Cap Fund series

Form  of   Management   Agreement   between  Scout              EX-99.d.8.D
Investment Advisers, Inc. and UMB Scout Funds, on behalf of the UMB Scout Energy Fund and UMB Scout
Small Cap Fund

Form of Distribution  Agreement  between UMB Scout              EX-99.e.9
Funds,  on behalf of UMB Scout Energy Fund and UMB
Scout  Small  Cap  Fund   series,   and   Sunstone
Distribution Services, LLC

Form of Custody,  Recordkeeping and Administrative              EX-99.g.3
Services  Agreement by and between UMB Bank, n.a.,
Sunstone   Financial   Group,   Inc.   and   Scout
Investment  Advisers,  Inc., relating to UMB Scout
Energy Fund and UMB Scout Small Cap Fund series of
UMB Scout Funds

Form of Transfer  Agency  Agreement  between Scout              EX-99.h.1.I
Investment  Advisers,  Inc., relating to UMB Scout
Energy Fund and UMB Scout Small Cap Fund series of
UMB Scout  Funds,  and Sunstone  Financial  Group,
Inc.

Form of Inbound Call  Management  and  Fulfillment              EX-99.h.2.A.
Services   Agreement   between  Scout   Investment
Advisers,  relating  to UMB Scout  Energy Fund and
UMB  Scout  Small  Cap Fund  series  of UMB  Scout
Funds, and Sunstone Distribution Services, LLC


Form  of   Administration   and  Fund   Accounting              EX-99.h.3.A
Agreement between Scout Investment Advisers, Inc., relating to UMB Scout Energy Fund and UMB Scout
Small  Cap Fund  series of UMB  Scout  Funds,  and
Sunstone Financial Group, Inc.

Opinion and Consent of Counsel                                  EX-99.i

Consent  of  Independent  Auditors  for UMB  Scout              EX-99.j.1.A
Stock Fund, Inc.

Consent  of  Independent  Auditors  for UMB  Scout              EX-99.j.1.B
WorldWide Fund, Inc.

Consent  of  Independent  Auditors  for UMB  Scout              EX-99.j.1.C
Money Market Fund, Inc.

Consent  of  Independent  Auditors  for UMB  Scout              EX-99.j.1.D
Tax-Free Money Market Fund, Inc.

Consent  of  Independent  Auditors  for UMB  Scout              EX-99.j.1.E
Balanced Fund, Inc.

Consent of Independent Auditors for UMB Scout Bond              EX-99.j.1.F
Fund, Inc.

Consent  of  Independent  Auditors  for UMB  Scout              EX-99.j.1.G
Kansas Tax-Exempt Bond Fund, Inc.

Consent  of  Independent  Auditors  for UMB  Scout              EX-99.j.1.H
Capital Preservation Fund, Inc.

Consent  of  Independent  Auditors  for UMB  Scout              EX-99.j.1.I
Regional Fund, Inc.

Consent  of  Independent  Auditors  for UMB  Scout              EX-99.j.1.J
Funds